Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Financial instruments
21.	Financial instruments

Below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Group as of December 31, 2022, December 31, 2021 and January 3, 2021, as well as the indication of fair value hierarchy level, when applicable:

Accounting classification and fair values

As of December 31, 2022	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	971,063	-
Trade account receivables from related parties		61	-
Total		971,124	-
Financial liabilities -
Accounts payable to suppliers		1,371,778	-
Lease liability		291,908	-
Long term debt and borrowings		6,148,675	-
Derivative financial instruments		-	15,329	2
Total	Ps.	7,812,361	15,329

As of December 31, 2021	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	745,593	-
Trade account receivables from related parties		24	-
Derivative financial instruments		-	28,193	2
Total		745,617	28,193
Financial liabilities -
Accounts payable to suppliers		1,984,932	-
Lease liability		17,880	-
Long term debt		1,510,385	-
Total	Ps.	3,513,197	-

As of January 3, 2021	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	735,026	-
Total		735,026	-
Financial liabilities -
Long term debt and borrowings		629,877	-
Accounts payable to suppliers		2,078,628	-
Lease liability		24,378	-
Derivative financial instruments		-	320,294	2
Total	Ps.	2,732,883	320,294

Measurements of fair values

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As previously disclosed, some of the Group’s financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique(s) and inputs used).

Financial assets/financial liabilities	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts and interest rate swaps (see note 19)	Discounted cash flows.
	Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.	N/A	N/A

There were no transfers between levels during the current or prior year.

Financial risk management

The Group’s Treasury function provides services to the business, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyses exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk, and price risk), credit risk, liquidity risk.

The Group seeks to minimize the effects of these risks by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk, the use of financial derivatives and non-derivative financial instruments, and the investment of excess liquidity. Compliance with policies and exposure limits is reviewed by the internal auditors on a continuous basis. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risks of changes in exchange rates and interest rates (see below). The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency risk, including:

●	In order to reduce the risks related to fluctuations in the exchange rate of foreign currency, the Group uses derivative financial instruments such as forwards to adjust exposures resulting from foreign exchange currency.

●	In addition, the Group occasionally used interest rate swaps to adjust its exposure to the variability of the interest rates or to reduce their financing costs. The Group’s practices vary from time to time depending on judgments about the level of risk, expectations of change in the movements of interest rates and the costs of using derivatives.

See note 19 for disclosure of the derivative financial instruments entered into for the periods of 2022, 2021 and 2020.

Exchange risk management

The Group undertakes transactions denominated in foreign currencies, mainly U.S. dollars; consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group’s U.S. dollars, U.E. euro and India rupee and denominated financial assets and financial liabilities at the reporting date are as follows:

	2022			2021	2020
	US$	€$	Rp$	US$	US$
Assets	13,006	105	60,340	10,686	29,559
Liabilities	(23,142)	(78)	-	(35,148)	(49,570)
Net position	(10,136)	27	60,340	(24,462)	(20,011)
Closing exchange rate of the year	19.3615	20.7693	0.0013	20.5157	19.9352

Exchange rate sensitivity analysis

The Group is mainly exposed to variations in the Mexican Peso / the U.S. Dollar exchange rate. For sensitivity analysis purposes, the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar (“relevant currency”). The 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. Given that the foreign exchange currency net position results in a liability, a positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the net income, and the balances below would be negative.

2022
Impact on net income	Ps.	19,490

Foreign exchange forward contracts

It is the policy of the Group to enter into foreign exchange forward contracts to manage the foreign currency risk associated with anticipated purchase transactions up to 12 months.

See note 19 with details on foreign currency forward contracts outstanding at the end of the reporting period. Foreign currency forward contract assets and liabilities are presented in the line ‘Derivative financial instruments’ within the consolidated statement of financial position.

The Group has entered into contracts to purchase raw materials from suppliers in China, with such purchases denominated in U.S. dollars. The Group has entered into foreign exchange forward contracts to hedge the exchange rate risk arising from these anticipated future purchases.

Interest rate risk management

During 2020, the Group was exposed to interest rate risk from the borrowings at a variable interest rates. The risk is managed by the Group by maintaining an appropriate balance between fixed and variable rate borrowings, and by the use of interest rate swap contracts. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite; ensuring the most cost-effective hedging strategies are applied.

The Group’s exposures to interest rates on financial assets and financial liabilities are detailed in the liquidity risk management section of this note.

As of December 31, 2022 and 2021, the Group does not have any SWAP contracted.

Interest rate sensitivity analysis

The sensitivity analyses determined in 2020, ware based on the exposure to interest rates on the reporting date. For floating rate liabilities, the analysis was prepared assuming the amount of the liability outstanding at the reporting date was outstanding during the year. A one per cent increase or decrease was used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been one per cent higher/lower and all other variables would have held constant, the Group’s net income as of January 3, 2021, would decrease/increase by Ps 6,266. This is attributable to the Group’s exposure to interest rates on its borrowings which were prepaid as of December 31, 2021 as described in note 16.

Interest rate swap contracts

During the first months of 2021 and prior periods, under interest rate swap contracts, the Group agreed to exchange the difference between fixed and variable rate interest amounts calculated on agreed notional principal amounts. Such contracts enabled the Group to mitigate the risk of changing interest rates on the cash flow exposures on the issued variable rate debt held. The fair value of interest rate swaps in 2020 was determined by discounting the future cash flows using the curves at the reporting date and the credit risk inherent in the contract and was disclosed in note 19. The average interest rate was based on the outstanding balances at the end of the financial period.

Credit risk management

The Group’s exposure to credit risk concentration is not significant as no customer represents more than 10% of sales and receivables. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated, spread across diverse geographical areas. Credit policy has been implemented for each customer establishing purchase limits. Customers who do not satisfy the credit references set out by the Group, can only carry out transactions with the Group through prepayment.

See note 6 for further details on trade account receivables and the expected credit loss estimate.

Collateral held as security and other credit enhancements

The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Overview of the Group’s exposure to credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss/gain to the Group. As of December 31, 2022, the Group’s maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties and financial guarantees provided by the Group, arises from the carrying amount of the respective recognized financial assets as stated in the consolidated statement of financial position.

For trade receivables, the Group has applied the simplified approach to measure the loss allowance at lifetime instruments. The Group determines the expected credit losses on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, determined by the last 3 years plus the current period adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix. The note 6, includes further details on the loss allowance for these assets.

Liquidity risk management

The ultimate responsibility for liquidity risk management rests with the board of directors, which has established an appropriate liquidity risk management framework for management of the Group’s short, medium and long-term funding and liquidity management requirements. The Group manages liquidity risk by maintaining adequate reserves, banking facilities, and reserve borrowing facilities, by continuously monitoring the forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Details of additional undrawn facilities that the Group has at its disposal to further reduce liquidity risk are set out below.

Liquidity maturity analysis

The Group manages its liquidity risk by maintaining adequate reserves of cash and bank credit lines available and consistently monitoring its projected and actual cash flows. The maturity analysis of lease liabilities is presented in note 14 and long-term debt maturities effectives in 2022, 2021 and 2020 are presented in note 16.

The Group has access to financing facilities as described below. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

Bank credit lines and long term debt	2022		2021	2020
Amount used	Ps.	6,198,695	1,500,000	626,554
Amount not used		1,380,000	250,000	297,828
Total credit lines and long term debt	Ps.	7,578,695	1,750,000	924,382

Capital risk management

The Group manages its capital to ensure it will be able to continue as a going concern, while it maximizes returns for its shareholders through the optimization of its capital structure. The Group’s management reviews the capital structure when presenting its financial projections to the Board of Directors and stockholders as part of the annual business plan. When performing its review, the Board of Directors considers the cost of equity and its associated risks.

The capital structure of the Group consists of net debt (debt and borrowings disclosed in note 16 after deducting cash and bank balances) and stockholders’ equity of the Group.